Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Operating activities
Net income	$ 46,421	$ 54,575	$ 104,952	$ 96,243	$ 72,995
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	12,477	19,315	34,770	43,764	47,333
Net gain on sale of securities	(51)	(6)	(90)	(917)	(7,305)
Net gain on sale of loans	(3,124)	(2,563)	(5,539)	(13,724)	(11,794)
Net (gain) loss on sale of premises and equipment	(66)	1,195	3,280	632	0
Net (gain) loss from sale of repossessed property and other assets	(384)	(849)	(2,451)	(2,788)	(6,822)
Gain on acquisition of business			0	0	(3,950)
Provision for loan losses	12,998	(3,565)	684	11,574	30,145
Provision for repossessed assets	4,324	2,125	9,688	4,028	13,820
Proceeds from FDIC indemnification claims	1,637	2,365	8,914	5,284	57,090
Stock-based compensation	720	0
Originations of residential real estate loans held-for-sale	(132,498)	(84,951)	(216,361)	(429,009)	(420,491)
Proceeds from sales of residential real estate loans held-for-sale	136,997	90,412	219,790	463,730	428,797
Net deferred income taxes	(4,066)	(1,489)	(12,463)	(6,088)	(14,719)
Changes in:
Accrued interest receivable	4,676	3,802	(1,544)	(329)	(3,326)
Other assets	2,579	1,896	(1,721)	(2,931)	15,005
FDIC indemnification asset	5,145	5,550	10,098	17,689	573
FDIC clawback liability	385	534	1,153	1,202	(1,284)
Accrued interest payable and other liabilities	24,272	(10,553)	(441)	(35,519)	21,653
Net cash provided by operating activities	112,442	77,793	152,719	152,841	217,720
Investing activities
Purchase of securities available for sale	(238,828)	0	(222,711)	(520,929)	(874,857)
Proceeds from sales and maturities of securities available for sale	187,457	158,816	354,399	567,931	858,709
Proceeds from sale of mortgage servicing rights			0	0	510
Net increase in loans	(301,377)	(207,963)	(465,217)	(308,696)	(753,714)
Purchase of premises and equipment	(2,584)	(1,624)	(4,978)	(3,318)	(12,451)
Proceeds from sale of premises and equipment	1,438	515	2,736	5,163	2,567
Proceeds from sale of other assets	8,989	9,752	34,107	45,877	118,834
Purchase of FHLB stock			(7,157)	(1,967)	(6,716)
Redemption of FHLB stock	4,112	6,502
Business acquisitions, net of cash acquired			0	0	(23,014)
Net cash used in investing activities	(340,793)	(34,002)	(308,821)	(215,939)	(690,132)
Financing activities
Net increase in deposits	435,518	304,476	103,972	63,693	254,100
Net increase (decrease) in securities sold under agreements to repurchase	1,656	(12,769)	(55,875)	(18,009)	20,923
Net decrease in FHLB advances and other borrowings	(100,075)	(160,507)	184,487	84,986	132,078
Net decrease in note payable to NAB			0	0	(7,000)
Dividends paid	(6,947)	(34,000)	(102,000)	(41,400)	(41,800)
Net cash provided by financing activities	330,152	97,200	130,584	89,270	358,301
Net increase (decrease) in cash and due from banks	101,801	140,991	(25,518)	26,172	(114,111)
Cash and due from banks, beginning of period	256,639	282,157	282,157	255,985	370,096
Cash and due from banks, end of period	358,440	423,148	256,639	282,157	255,985
Supplemental disclosures of cash flows information
Cash payments for interest	16,052	17,790	33,570	43,832	51,502
Cash payments for income taxes	33,980	33,695	75,695	58,599	51,249
Supplemental schedules of noncash investing and financing activities
Loans transferred to repossessed assets and other assets	$ (6,914)	$ (30,829)	$ (33,502)	$ (28,980)	$ (62,158)